Related party transactions - Summary of Compensation for Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	¥ 1,908	¥ 1,657	¥ 1,660
Stock-based compensation	4,254	4,431	2,917
Total	¥ 6,162	¥ 6,088	¥ 4,577